Capital Management	12 Months Ended
Jun. 30, 2025
Capital Management
Capital Management

25.	Capital Management

The Company’s objective when managing capital is to safeguard its ability to continue as a going concern such that it can provide returns for shareholders and benefits for other stakeholders. The management of the capital structure is based on the funds available to the Company in order to support the acquisition, exploration and development of mineral properties and to maintain the Company in good standing with the various regulatory authorities. In order to maintain or adjust its capital structure, the Company may issue new shares, sell assets to settle liabilities, issue debt instruments or return capital to its shareholders. The Company monitors its capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of the underlying assets.

The Company is not subject to any capital requirements imposed by a lending institution or regulatory body, other than the flow-through obligations from the Offering.